Net Income (Loss) Per Share - Additional Information (Detail) $ in Millions			12 Months Ended
	Feb. 09, 2022 $ / t	Oct. 19, 2021 Units shares	Mar. 31, 2022 CAD ($) shares
Earnings per share [line items]
Increase decrease to profit loss to reflect dilutive effect resulting from gain loss on change in fair value of warrants | $			$ 6.4
Ordinary shares [member] | Merger Agreement [Member]
Earnings per share [line items]
Reverse stock split, Conversion ratio		71.76775%
Reverse stock split, Shares issued		71,767,775
Reverse stock split, Shares converted		100,000,001
Ordinary shares [member] | Merger Agreement [Member] | PIPE Investors [Member]
Earnings per share [line items]
Number of shares issued during period		10,000,000
Merger [Member]
Earnings per share [line items]
Warrants converted			24,179,000
Merger [Member] | Top of range [member]
Earnings per share [line items]
Earnout rights granted		37,500,000
Merger [Member] | Replacement LTIP Awards [Member]
Earnings per share [line items]
Number of instruments granted in share based payment arrangement | Units		3,232,628
Merger [Member] | Deferred Share Units [Member]
Earnings per share [line items]
Number of other equity instruments granted | $ / t	38,577
Number of other equity instruments exercisable terms	as the units are exercisable for little or no consideration
Merger [Member] | Ordinary shares [member] | Merger Agreement [Member] | Legato Common Shareholders [Member]
Earnings per share [line items]
Number of shares issued during period		30,306,320